Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income

The

following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2015, 2014 and 2013:

	Year ended December 31,
	2015	2014	2013
	(dollars in thousands)
Beginning Balance	$305	$(562)	$1,487

Other comprehensive income (loss) before reclassifications, net of $474, ($445) and $1,292 tax effect, respectively	(188)	866	(2,370)

Amounts reclassified from accumulated other comprehensive income, net of ($207), $1 and $222 tax effect, respectively	(329)	1	321

Net current-period other comprehensive loss	(517)	867	(2,049)

Ending Balance	$(212)	$305	$(562)

Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2015	2014	2013
Weighted average number of common shares used in computing basic net income per common share	7,051,751	7,490,799	7,786,032

Effect of ESOP shares	—	(43,791)	(215,300)

Adjusted weighted average number of common shares used in computing basic net income per common share	7,051,751	7,447,008	7,570,732

Effect of dilutive stock options	—	—	—

Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,051,751	7,447,008	7,570,732